Annual Total Returns [BarChart] - ClearBridge International Growth Fund - Class C	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.86%)
Annual Return 2012	15.66%
Annual Return 2013	27.77%
Annual Return 2014	6.41%
Annual Return 2015	(3.20%)
Annual Return 2016	(2.79%)
Annual Return 2017	35.09%
Annual Return 2018	(10.28%)
Annual Return 2019	30.01%
Annual Return 2020	23.55%